CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Notes Payable1 [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
A summary of the assumptions used to value the warrants and the beneficial conversion feature are as follows:

	2012	2013

Risk-free interest rate	0.79%	1.40%
Expected stock volatility	48%	47%
Time to expiration (years)	5	5
Fair value of common stock	$1.00	$0.20
Expected dividends	$0.00	$0.00